CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss from continuing operations	$ (26,703,662)	$ (33,937,956)	$ (28,452,232)
Add (deduct) items not affecting cash
Depreciation and amortization	4,534,586	4,045,523	3,900,458
Impairment of right-of-use asset	0	0	89,860
Interest expense	63,411	69,404	7,860
Share-based payments	1,531,258	7,443,930	8,052,011
Change in fair value of investments	234,226	858,483	770,874
Change in fair value of derivative liability	(521,809)	(682,507)	(2,561,456)
Unrealized foreign exchange loss (gain)	934,100	0	(327,161)
Gain on settlement of financial liability	(119,453)	(49,792)	(680,164)
Gain on net investment in lease	(22,619)	0	0
Changes in non-cash working capital balances
Finance receivables	(7,431,656)	0	0
Other receivables	215,175	(106,880)	435,183
Prepaid expenses and deposits	795,930	(609,153)	(526,738)
Trade and other payables	(699,778)	3,604,766	898,691
Cash used in continuing operating activities	(27,190,291)	(19,364,182)	(18,392,814)
Cash used in discontinued operating activities	(1,142,982)	(1,382,041)	(737,659)
Cash used in operating activities	(28,333,273)	(20,746,223)	(19,130,473)
Investing activities
Cash acquired from acquisition of Lucid Psycheceuticals Inc.	0	768,964	0
Purchase of investments	(401,612)	0	0
Purchase of equipment	(113,958)	0	0
Additions to intangible assets	(250,000)	(500,000)	0
Proceeds from sale of investments	158,036	0	6,477,510
Cash (used in) provided by continuing investing activities	(607,534)	268,964	6,477,510
Cash provided by discontinued investing activities	12,730,942	0	36,616
Cash provided by investing activities	12,123,408	268,964	6,514,126
Financing activities
Share repurchase	(1,926,237)	0	0
Proceeds from issuance of shares, net	0	38,341,407	25,100,459
Proceeds from exercise of share-options	0	0	59,548
Repayment of notes payable	0	(71,759)	(946,643)
Payment of lease obligation	(143,071)	(57,566)	(39,993)
Cash (used in) provided by continuing financing activities	(2,069,308)	38,212,082	24,173,371
Cash provided by discontinued financing activities	0	0	0
Cash (used in) provided by financing activities	(2,069,308)	38,212,082	24,173,371
Net (decrease) increase	(18,279,173)	17,734,823	11,557,024
Cash and cash equivalents, beginning of the year	35,259,645	17,524,822	5,967,798
Cash and cash equivalents, end of the year	$ 16,980,472	$ 35,259,645	$ 17,524,822